CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (4,705)	$ (55,461)	$ (21,308)	$ (128,865)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	6,014	24,210	25,501	23,838
Impairment charges				82,083
Equity-based compensation	171	2,631	1,223	1,553
Paid-in-kind interest added to debt principal	147	295	1,777	790
Provision for credit losses	897	1,790	439	4,452
Amortization of deferred financing fees included in interest expense	523	1,726	1,840	1,266
Inventory write-offs				5,432
Write-off of unamortized deferred financing fees		4,296
Loss on debt extinguishment		1,580
Loss on disposal of property, plant and equipment	105	935	243	7,750
Mark-to-market adjustments	(1,145)	3,502	(3,585)	(217)
Change in fair value of warrant liabilities		29,675
Foreign currency transactions	137	667	492	498
Deferred income tax (benefit) expense	(1,584)	(2,037)	(3,448)	(18,256)
Other		1,204
Change in operating assets and liabilities:
Accounts receivable	(9,468)	(16,789)	(20,102)	965
Inventories	(34,242)	(46,770)	(16,543)	16,869
Derivative assets and liabilities	(5,460)	(22,937)	14,860	1,463
Prepaid expense and other assets	(14,216)	(15,476)	(401)	(351)
Accounts payable	17,895	27,646	18,724	(32,146)
Accrued liabilities and other	6,531	2,685	3,165	19,426
Net cash used in operating activities	(38,400)	(56,628)	2,877	(13,450)
Cash flows from investing activities:
Additions to property, plant and equipment	(8,697)	(63,261)	(25,115)	(19,472)
Additions to intangible assets		(167)	(321)
Acquisition of business, net of cash acquired		(14,885)		(393,337)
Proceeds from sale of property, plant and equipment	861	4,144	2,789	987
Net cash used in investing activities	(7,836)	(74,169)	(22,647)	(411,822)
Cash flows from financing activities:
Payments on debt	(13,982)	(438,571)	(111,313)	(122,018)
Proceeds from debt	56,118	328,539	119,740	352,968
Proceeds from related party debt		11,700
Debt extinguishment costs		(1,580)
Payment of debt issuance costs		(6,007)	(1,426)	(8,229)
Proceeds from de-SPAC merger and PIPE financing		255,737
Payment of common equity issuance costs		(23,998)
Payment of preferred equity issuance costs		(1,250)
Principal payments on capital leases				(2,292)
Net proceeds from repurchase agreements		14,588
Common equivalent preferred dividends		(4,380)
Payment of taxes for net share settlement of equity awards	(477)	(477)	(162)
Proceeds from exercise of stock options		375
Proceeds from the issuance of common equivalent preferred units			17,000	222,150
Net cash provided by financing activities	41,659	134,676	23,839	442,579
Effect of exchange rate changes on cash	(106)	(344)	149	(38)
Net increase (decrease) in cash and cash equivalents and restricted cash	(4,683)	3,535	4,218	17,269
Cash and cash equivalents and restricted cash at beginning of period	22,870	22,870	18,652	1,383
Cash and cash equivalents and restricted cash at end of period	18,187	26,405	22,870	18,652
Supplemental non-cash investing and financing activities:
Property, plant and equipment acquired but not yet paid		8,811	184	2,020
Accumulating preferred dividends	$ 6,737	13,882	24,208	18,513
Exchange of Redeemable Common Equivalent Preferred Units for Series A Convertible Preferred Shares		271,539
Exchange of Redeemable Common Equivalent Preferred Units for common shares		24,214
Related party debt exchanged for common shares		25,000
Acquisition of Kohana through issuance of common stock		23,435
Loss on extinguishment of Common Equivalent Preferred Units		2,870
Supplemental cash flow information:
Cash paid for interest		30,448	28,496	20,789
Cash paid for income taxes, net		$ 814	$ 1,409	$ 98